INVESTMENT IN ASSOCIATES (Tables)	12 Months Ended
Nov. 30, 2021
Schedule of reconciliation of the investment in Waterproof

	2021	2020	2019
	$	$	$
Balance, beginning of year	—	—	298,938
Share of profit (loss) of equity investment	—	—	147,049
Derecognition to investment in equity instruments (Note 10)	—	—	(445,987)

Balance, end of year	—	—	—